Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2017 CAD ($) Year
Statements [Line Items]
Share price	$ 0.36	$ 0.44
Exercise price	$ 0.50	$ 0.50
Expected life of options | Year	5	5
Annualized volatility	176.00%	100.00%
Risk-free interest rate	1.79%	1.60%
Dividend rate	0.00%	0.00%